Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Cash flows from operating activities
Net earnings (loss) for the year	$ (12,254)	$ 851	$ 8,900
Add (deduct) items not affecting cash
Stock-based compensation costs	1,748	1,477	1,378
Depreciation and amortization	15,771	7,191	4,986
Write-off of capital assets	592	0	0
Change in fair value of cash contingent consideration	(670)	(383)	0
Deferred revenue	1,998	1,723	4,238
Deferred income taxes	1,368	1,054	1,578
Share in net loss of an associate	2,080	0	0
Gain on deemed disposal of the investment in an associate	(2,080)	0	0
Changes in foreign exchange gain/loss	(181)	1,096	(332)
Cash flows from operations before changes in working capital	8,372	13,009	20,748
Changes in non-cash operating items
Accounts receivable	7,275	3,955	2,682
Income taxes and tax credits	86	(2,386)	939
Inventories	(1,020)	911	(4,713)
Prepaid expenses	57	(918)	(280)
Other assets	(1,311)	(121)	170
Accounts payable and accrued liabilities and provisions	1,033	(1,745)	4,882
Other liabilities	(122)	165	(65)
Net cash flows from operating activities	14,370	12,870	24,363
Cash flows from investing activities
Additions to short-term investments	(1,550)	(2,910)	(3,546)
Proceeds from disposal and maturity of short-term investments	234	6,374	873
Purchases of capital assets (notes 8 and 9)	(10,452)	(7,175)	(4,356)
Investment in an associate (note 3)	(12,530)	0	0
Business combinations, net of cash acquired (note 3)	(19,600)	(12,792)	0
Net cash flows from investing activities	(43,898)	(16,503)	(7,029)
Cash flows from financing activities
Bank loan	11,061	0	0
Repayment of long-term debt	(1,688)	(1,480)	0
Redemption of share capital (note 14)	0	0	(1,551)
Other liabilities	(1,449)	0	0
Acquisition of non-controlling interest (note 3)	(3,657)	0	0
Net cash flows from financing activities	4,267	(1,480)	(1,551)
Effect of foreign exchange rate changes on cash	(416)	340	1,561
Change in cash	(25,677)	(4,773)	17,344
Cash - Beginning of year	38,435	43,208	25,864
Cash - End of year	12,758	38,435	43,208
Supplementary information
Income taxes paid	$ 2,376	$ 2,866	$ 2,015